Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

September 30, 2019

VNR-QTLY-1119
1.807722.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	857	$214,050
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Sunrun, Inc. (a)	62,900	1,050,745
Energy Equipment & Services - 6.1%
Oil & Gas Drilling - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	36,085	29,688
Odfjell Drilling Ltd. (a)	124,950	392,252
Patterson-UTI Energy, Inc.	33,600	287,280
Shelf Drilling Ltd. (a)(b)	200,133	490,563
		1,199,783
Oil & Gas Equipment & Services - 5.5%
Baker Hughes, A GE Co. Class A	158,600	3,679,520
Dmc Global, Inc. (c)	5,200	228,696
Forum Energy Technologies, Inc. (a)	127,300	197,315
Halliburton Co.	44,600	840,710
RigNet, Inc. (a)	93,800	726,950
Schlumberger Ltd.	86,409	2,952,596
Solaris Oilfield Infrastructure, Inc. Class A	99,600	1,336,632
Tenaris SA sponsored ADR	25,700	544,326
		10,506,745

TOTAL ENERGY EQUIPMENT & SERVICES		11,706,528

Machinery - 0.1%
Industrial Machinery - 0.1%
ProPetro Holding Corp. (a)	27,300	248,157
Oil, Gas & Consumable Fuels - 91.7%
Integrated Oil & Gas - 26.7%
Chevron Corp.	269,431	31,954,513
Exxon Mobil Corp.	142,848	10,086,497
Occidental Petroleum Corp.	167,500	7,448,725
Suncor Energy, Inc.	67,200	2,119,703
		51,609,438
Oil & Gas Exploration & Production - 42.1%
Berry Petroleum Corp.	80,700	755,352
Black Stone Minerals LP	13,900	197,936
Brigham Minerals, Inc. Class A	23,200	461,680
Cabot Oil & Gas Corp.	151,900	2,668,883
Canadian Natural Resources Ltd.	23,300	619,938
Carrizo Oil & Gas, Inc. (a)	11,100	95,294
Cimarex Energy Co.	53,400	2,559,996
Concho Resources, Inc.	9,324	633,100
ConocoPhillips Co.	158,400	9,025,632
Continental Resources, Inc.	77,979	2,400,973
Devon Energy Corp.	184,000	4,427,040
Diamondback Energy, Inc.	79,199	7,120,782
Encana Corp. (Toronto)	314,119	1,439,184
EOG Resources, Inc.	164,442	12,204,885
EQT Corp.	11,900	126,616
Hess Corp.	77,400	4,681,152
Kosmos Energy Ltd.	300,700	1,876,368
Lundin Petroleum AB	48,700	1,460,894
Magnolia Oil & Gas Corp. Class A (a)(c)	216,300	2,400,930
Murphy Oil Corp.	21,000	464,310
National Energy Services Reunited Corp. (a)	2,800	18,704
Noble Energy, Inc.	236,900	5,320,774
Northern Oil & Gas, Inc. (a)	580,900	1,138,564
Parex Resources, Inc. (a)	176,700	2,707,484
Parsley Energy, Inc. Class A	137,930	2,317,224
PDC Energy, Inc. (a)	53,834	1,493,894
Pioneer Natural Resources Co.	72,965	9,176,808
Texas Pacific Land Trust	200	129,914
Viper Energy Partners LP	119,500	3,306,565
		81,230,876
Oil & Gas Refining & Marketing - 18.8%
Delek U.S. Holdings, Inc.	58,877	2,137,235
Marathon Petroleum Corp.	124,036	7,535,187
Par Pacific Holdings, Inc. (a)	79,300	1,812,798
Phillips 66 Co.	89,362	9,150,669
Reliance Industries Ltd.	56,258	1,060,935
Valero Energy Corp.	170,000	14,490,800
World Fuel Services Corp.	2,500	99,850
		36,287,474
Oil & Gas Storage & Transport - 4.1%
Cheniere Energy, Inc. (a)	69,200	4,363,752
Enterprise Products Partners LP	70,600	2,017,748
Golar LNG Ltd.	22,600	293,574
Noble Midstream Partners LP (d)	14,739	355,505
Scorpio Tankers, Inc.	13,700	407,712
Teekay LNG Partners LP	13,000	177,450
The Williams Companies, Inc.	14,500	348,870
		7,964,611

TOTAL OIL, GAS & CONSUMABLE FUELS		177,092,399

TOTAL COMMON STOCKS
(Cost $185,388,918)		190,311,879

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.96% (e)	2,868,243	2,868,817
Fidelity Securities Lending Cash Central Fund 1.96% (e)(f)	673,765	673,833
TOTAL MONEY MARKET FUNDS
(Cost $3,542,650)		3,542,650
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $188,931,568)		193,854,529
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(662,666)
NET ASSETS - 100%		$193,191,863

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $490,563 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $355,505 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$596,193

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,447
Fidelity Securities Lending Cash Central Fund	6,400
Total	$33,847

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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